Earnings Per Share - Basic Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit for the year, attributable to equity holders of the Company	£ 9,098	£ 20,713
Weighted average number of shares outstanding (in shares)	59,269,752	58,101,072
Earnings per share - basic (in gbp per share)	£ 0.15	£ 0.36